SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The chief operating decision maker, or the CODM, measures performance based on the overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group and the Company only has one reportable segment.

The vessels operate worldwide and therefore management does not evaluate performance by geographical region as this information is not meaningful.